Operating segments	12 Months Ended
Dec. 31, 2021
Operating segments.
Operating segments
7.	Operating segments

The Chief executive officer (CEO) of the Group is considered as the chief operating decision maker of the Group (CODM). In reviewing the operational performance of the Group and allocating resources, the CODM reviews selected items of each segment’s statement of comprehensive income.

In determining that the CODM was the CEO, the Group considered their responsibilities as well as the following factors:

●	The CEO determines compensation of other executive officers while the Group’s board of directors approves corporate key performance indicators (KPIs) and total bonus pool for those executive officers. In case of underperformance of corporate KPIs a right to make a final decision on bonus pool distribution is left with the Board of directors (BOD);
●	The CEO is actively involved in the operations of the Group and regularly chairs meetings on key projects of the Group; and
●	The CEO regularly reviews the financial and operational reports of the Group. These reports primarily include segment net revenue, segment profit before tax and segment net profit for the Group as well as certain operational data.

The financial data is presented on a combined basis for all key subsidiaries and associates representing the segment net revenue, segment profit before tax and segment net profit. The Group measures the performance of its operating segments by monitoring: segment net revenue, segment profit before tax and segment net profit. Segment net revenue is a measure of profitability defined as the segment revenues less segment direct costs. The Group does not monitor balances of assets and liabilities by segments as the CODM considers they have no impact on decision-making.

The Group has identified its operating segments based on the types of products and services the Group offers. The CODM reviews segment net revenue, segment profit before tax and segment net profit separately for each of the following reportable segments: Payment Services, Consumer Financial Services and Rocketbank:

●	Payment Services (PS), operating segment that generates revenue through operations of the payment processing system offered to the Group’s customers through a diverse range of channels and interfaces;
●	Consumer Financial Services (CFS), operating segment that generated revenue through financial services rendered to individuals, presented by SOVEST installment card project;
●	Rocketbank (RB), operating segment that generated revenue through offering digital banking service including debit cards and deposits to retail customers.

For the purpose of management reporting, expenses related to corporate back-office operations were not allocated to any operating segment and are presented separately to the CODM. Results of other operating segments and corporate expenses are included in Corporate and Other (CO) category for the purpose of segment reporting.

Management reporting is different from IFRS, because it does not include certain IFRS adjustments, which are not analyzed by the CODM in assessing the operating performance of the business. The adjustments affect such major areas as share-based payments, offering expenses, foreign exchange gain/(loss) from revaluation of cash proceeds received from secondary public offering, the effect of disposal of subsidiaries and fair value adjustments, such as amortization and impairment, as well as non-recurring items that occur from time to time and are evaluated for adjustment as and when they occur. The tax effect of these adjustments is also excluded from management reporting.

7.	Operating segments (continued)

The segments’ statement of comprehensive income for the year ended December 31, 2021, as presented to the CODM are presented below:

	2021
	PS	CO	Total
Revenue	37,934	3,201	41,135
Cost of revenue	(16,834)	(1,188)	(18,022)
Segment net revenue	21,100	2,013	23,113
Overheads	(6,379)	(3,231)	(9,610)
Credit loss expense	(116)	(220)	(336)
Depreciation, amortization and impairment	(688)	(107)	(795)
Share of gain of an associate and a joint venture	—	306	306
Other gains and losses	(85)	119	34
Segment profit/(loss) before tax	13,832	(1,120)	12,712
Income tax	(2,861)	(257)	(3,118)
Segment net profit/(loss)	10,971	(1,377)	9,594

The segments’ statement of comprehensive income for the year ended December 31, 2020, as presented to the CODM are presented below:

	2020
	PS	CFS	RB	CO	Total
Revenue	38,490	1,198	1,151	2,397	43,236
Cost of revenue	(15,853)	(132)	(603)	(670)	(17,258)
Segment net revenue	22,637	1,066	548	1,727	25,978
Overheads	(5,997)	(1,204)	(1,298)	(2,772)	(11,271)
Credit loss expense	(25)	(788)	8	(65)	(870)
Depreciation, amortization and impairment	(666)	(54)	(111)	(98)	(929)
Share of gain of an associate and a joint venture	—	—	—	663	663
Other gains and losses	(320)	(17)	(54)	15	(376)
Segment profit/(loss) before tax	15,629	(997)	(907)	(530)	13,195
Income tax	(3,021)	204	126	(200)	(2,891)
Segment net profit/(loss)	12,608	(793)	(781)	(730)	10,304

7. Operating segments (continued)

The segments’ statement of comprehensive income for the year ended December 31, 2019, as presented to the CODM are presented below:

	2019
	PS	CFS	RB	CO	Total
Revenue	34,700	1,575	1,339	1,722	39,336
Cost of revenue	(13,735)	(236)	(1,829)	(360)	(16,160)
Segment net revenue	20,965	1,339	(490)	1,362	23,176
Overheads	(5,581)	(3,103)	(2,127)	(2,624)	(13,435)
Credit loss expense	13	(646)	(8)	(1)	(642)
Depreciation, amortization and impairment	(665)	(44)	(187)	(100)	(996)
Share of gain of an associate and a joint venture	—	—	—	323	323
Other gains and losses	(16)	(30)	(46)	(11)	(103)
Segment profit/(loss) before tax	14,716	(2,484)	(2,858)	(1,051)	8,323
Income tax	(2,611)	503	541	(77)	(1,644)
Segment net profit/(loss)	12,105	(1,981)	(2,317)	(1,128)	6,679

Segment net revenue, as presented to the CODM, for the years ended December 31, 2019, 2020 and 2021 is calculated by subtracting cost of revenue from revenue as presented in the table below:

	2019	2020	2021
Revenue from continuing operations under IFRS	35,941	40,622	41,135
Revenue from discontinued operations under IFRS (Note 6)	3,395	2,614	—
Cost of revenue from continuing operations	(14,075)	(16,494)	(18,022)
Cost of revenue from discontinuing operations (Note 6)	(2,085)	(764)	—
Total segment net revenue, as presented to CODM	23,176	25,978	23,113

A reconciliation of segment profit before tax as presented to the CODM to IFRS consolidated profit before tax of the Group, for the years ended December 31, 2019, 2020 and 2021 is presented below:

	2019	2020	2021
Consolidated profit before tax from continuing operations under IFRS	11,954	14,365	20,616
Consolidated loss before tax from discontinued operations under IFRS (Note 6)	(5,575)	(2,509)	—
Gain on disposal of an associate	—	—	(8,177)
Fair value adjustments recorded on business combinations and their amortization	479	337	241
Impairment of non-current assets	792	134	24
Share-based payments	464	43	8
Offering expenses	79	71	—
Loss on forward contract to sell Sovest loans’ portfolio	—	712	—
Loss on disposal of subsidiary	—	42	—
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	130	—	—
Total segment profit before tax, as presented to CODM	8,323	13,195	12,712

7. Operating segments (continued)

A reconciliation of segment net profit as presented to the CODM to IFRS consolidated net profit of the Group, for the years ended December 31, 2019, 2020 and 2021 is presented below:

	2019	2020	2021
Consolidated net profit from continuing operations under IFRS	9,441	11,246	17,536
Consolidated net loss from discontinued operations under IFRS (Note 6)	(4,554)	(2,308)	—
Gain on disposal of an associate	—	—	(8,177)
Fair value adjustments recorded on business combinations and their amortization	479	337	241
Impairment of non-current assets	792	134	24
Share-based payments	464	43	8
Offering expenses	79	71	—
Loss on forward contract to sell Sovest loans’ portfolio	—	712	—
Loss on disposal of subsidiary	—	42	—
Foreign exchange loss/(gain) from revaluation of cash proceeds received from secondary public offering	130	–	—
Effect from taxation of the above items	(152)	27	(38)
Total segment net profit, as presented to CODM	6,679	10,304	9,594

Geographic information

Revenues from external customers are presented below:

	2019	2020	2021
Russia	29,485	33,283	36,988
Other CIS	1,592	1,746	2,313
EU	3,291	2,748	508
Other	4,968	5,459	1,326
Total revenue from continuing and discontinued operations	39,336	43,236	41,135

Revenue is recognized according to merchants’ or consumers’ geographic place. The majority of the Group’s non-current assets are located in Russia.

The Group had only one external customer where revenue exceeded 10% of the Group’s total revenue and amounted to 16.3% for the year ended December 31, 2021 (13% for the year ended December 31, 2020, 10.3% for the year ended December 31, 2019). This revenue was generated within the PS segment.

Disaggregated revenue information

Disagregation of revenues from contracts with customers, including those from discontinued operations are presented below:

	2021
	PS	CO	Total
Payment processing fees	33,397	—	33,397
Cash and settlement service fees	114	386	500
Platform and marketing services related fees	145	813	958
Fees for guarantees issued	20	703	723
Other revenue	322	11	333
Total revenue from contracts with customers	33,998	1,913	35,911

7. Operating segments (continued)

Disaggregated revenue information (continued)

	2020
	PS	CFS	RB	CO	Total
Payment processing fees	34,326	—	—	—	34,326
Cash and settlement service fees	80	—	814	432	1,326
Installment cards related fees	—	827	—	—	827
Platform and marketing services related fees	133	—	14	662	809
Fees for guarantees issued	23	—	—	417	440
Other revenue	168	—	95	34	297
Total revenue from contracts with customers	34,730	827	923	1,545	38,025

	2019
	PS	CFS	RB	CO	Total
Payment processing fees	30,736	—	—	—	30,736
Cash and settlement service fees	49	—	471	883	1,403
Installment cards related fees	—	1,139	—	—	1,139
Platform and marketing services related fees	106	—	—	51	157
Fees for guarantees issued	27	—	—	94	121
Other revenue	106	—	100	122	328
Total revenue from contracts with customers	31,024	1,139	571	1,150	33,884